Schedule H, Line 4a - Schedule Of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a – Schedule Of Delinquent Participant Contributions
CRH Americas 401(k) PLAN
SCHEDULE H, LINE 4a –SCHEDULE OF
DELINQUENT PARTICIPANT CONTRIBUTIONS
Forhe Year Ended December 31, 2025

Name of Plan Sponsor: CRH Americas, Inc.
Employer Identification:
95-3298140
Three-digit Plan Number: 002

Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2023 Total Late Contribution			$17,162,468